Schedule of borrowings and financing - Credit Limits (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$) Number	Dec. 31, 2020 Number
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	R$ 4,769
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Exchange rate | Number	5.5805
Japan, Yen
IfrsStatementLineItems [Line Items]
Exchange rate | Number	0.04847	0.05043
BrazilianFederalSavingsBankMember
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	R$ 1,353
Plan assets
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	455
Accumulated amortization
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	48
CapitalIncrease2
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	1,505
SummaryOfIntangibleAssetsTable [Table]
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	1,392
Inflation adjustment
IfrsStatementLineItems [Line Items]
Borrowings and financing - credit limits	R$ 16